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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000921023


                             Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  May 31


Date of reporting period:  December 1, 2002 through May 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                    PIONEER
                                    -------
                                    EMERGING
                                     MARKETS
                                      FUND


                                   Semiannual
                                     Report
                                     5/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    8

Schedule of Investments                           11

Financial Statements                              24

Notes to Financial Statements                     33

Trustees, Officers and Service Providers          40

The Pioneer Family of Mutual Funds                41

Programs and Services for Pioneer Shareowners     42

Retirement Plans from Pioneer                     44

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 5/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

[Sidebar]
--------------------------------------------------------------------------------
Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investment Management USA Inc., the U.S. investment arm of Pioneer Global Asset Management. Mr. Hood had been Chief Operating Officer at Pioneer U.S. and a key member of the senior management committee. He joined Pioneer in 2000, having previously held senior management positions at both John Hancock Financial Services and American Express.
--------------------------------------------------------------------------------

The favorable conclusion of the war with Iraq coupled with guarded optimism on the economy set off a strong stock market rally after several months of volatility. Corporate bond prices also rose, as investors sought higher returns.

After the war, domestic factors such as taxes and the outlook for corporate earnings took center stage. Recent cuts in tax rates on dividends and capital gains, designed to encourage investment and lower personal income taxes, could energize the economy. The Federal Reserve Board appears committed to low interest rates, keeping borrowing costs low for businesses and consumers. Interest rates have been cut in Europe as well, in the hope of reviving sluggish economies on the other side of the Atlantic. Meanwhile, the weaker U.S. dollar is boosting business for American companies that operate in overseas markets.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or geopolitical events. Our focus remains, as it has since 1928, on intensive research aimed at finding the best values for our shareowners. Our managers and analysts spend every day looking for companies with strong finances and positive prospects; financially strong companies have greater potential to grow when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds both here and overseas that offer good current yields and potential for higher prices.

Consult a trusted advisor

Whenever the news is troubling, it's tempting to change course. But timing the market - moving in and out as events unfold - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by not speculating on market moves and relying instead on dispassionate professional advice. So invest some time and meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

[Signature of Osbert Hood]

Osbert Hood
Pioneer Investment Management, Inc.

The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                      21%
Materials                       19%
Telecommunication Services      14%
Information Technology          11%
Consumer Staples                 9%
Energy                           9%
Consumer Discretionary           6%
Utilities                        5%
Industrials                      4%
Health Care                      2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

South Korea                             16.3%
India                                   12.1%
South Africa                            11.7%
Brazil                                   8.6%
Taiwan                                   8.4%
Mexico                                   6.5%
Thailand                                 4.3%
Malaysia                                 3.7%
Hong Kong                                3.3%
Indonesia                                3.1%
Russia                                   3.0%
Turkey                                   2.9%
Chile                                    2.9%
Singapore                                2.3%
Hungary                                  1.9%
People's Republic of China               1.9%
Israel                                   1.9%
Peru                                     1.6%
Poland                                   1.4%
Other (Individually less than 1%)        2.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Anglo American Plc                          4.31%
 2.    Telefonos de Mexico SA (A.D.R.)             4.22%
 3.    Samsung Electronics Co.                     2.05%
 4.    Punjab National Bank Ltd.                   1.85%
 5.    Lukoil Holding (A.D.R.)                     1.82%
 6.    Petroleo Brasilerio SA Petrobras (A.D.R.)   1.80%
 7.    Hong Kong Electric Holdings Ltd.            1.79%
 8.    SK Telecom Co., Ltd.                        1.77%
 9.    Pohang Iron and Steel Co., Ltd. (A.D.R.)    1.68%
10.    Canara Bank Ltd.                            1.66%

Fund holdings will vary for other periods. This list excludes money market instruments.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   11/30/02
                 $11.19    $10.11

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

------------------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(6/23/94)            0.86%           0.19%
5 Years             -2.32           -3.47
1 Year              -3.29           -8.88

------------------------------------------------

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer Emerging        MSCI Emerging
                Markets Fund*           Markets Free Index

6/94             $9,425                 $10,000
                 $9,128                 $11,242
11/95            $8,756                  $9,385
                $10,558                 $10,347
11/97           $11,653                  $8,972
                 $7,902                  $6,962
11/99           $12,405                 $10,130
                 $9,726                  $7,738
11/01            $8,908                  $7,168
                 $9,088                  $7,522
5/03            $10,059                  $7,986

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   11/30/02
                 $10.43    $9.47

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

-----------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(6/23/94)            0.09%       0.09%
5 Years             -3.11       -3.30
1 Year              -4.05       -7.89

-----------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer Emerging        MSCI Emerging
                Markets Fund*           Markets Free Index

6/94            $10,000                 $10,000
                 $9,644                 $11,242
11/95            $9,199                  $9,385
                $11,011                 $10,347
11/97           $12,069                  $8,972
                 $8,112                  $6,962
11/99           $12,641                 $10,130
                 $9,822                  $7,738
11/01            $8,924                  $7,168
                 $9,048                  $7,522
5/03             $9,965                  $7,986

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   11/30/02
                 $10.39    $9.42

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

------------------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)           -0.89%          -1.03%
5 Years             -3.16           -3.37
1 Year              -3.89           -4.85

------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to investments sold within one year of purchase.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Emerging        MSCI Emerging
                Markets Fund*           Markets Free Index

1/96             $9,900                 $10,000
                $10,285                  $9,855
11/97           $11,273                  $8,546
                 $7,559                  $6,631
11/99           $11,709                  $9,649
                 $9,129                  $7,370
11/01            $8,291                  $6,827
                 $8,407                  $7,165
5/03             $9,272                  $7,608

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   4/1/03
                 $11.19    $9.57

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 5/31/03)        Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

-----------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class**      0.67%       0.67%
5 Years             -2.33       -2.33
1 Year              -3.29       -4.25

-----------------------------------------

* Reflects deduction of a 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer Emerging        MSCI Emerging
                Markets Fund*           Markets Free Index

6/94            $10,000                 $10,000
                 $9,662                 $11,242
11/95            $9,184                  $9,385
                $11,041                 $10,347
11/97           $12,158                  $8,972
                 $8,246                  $6,962
11/99           $12,946                 $10,130
                $10,150                  $7,738
11/01            $9,296                  $7,168
                 $9,484                  $7,522
5/03            $10,497                  $7,986

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/03   10/31/02
                 $11.69    $10.51

Distributions per Share   Income      Short-Term      Long-Term
(12/1/02 - 5/31/03)       Dividends   Capital Gains   Capital Gains
                          $   -       $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to the growth of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

-----------------------------------------

Average Annual Total Returns
(As of May 31, 2003)
                      If          If
Period               Held*     Redeemed*
Life-of-Class
(4/9/98)            -3.91%      -3.91%
5 Year              -1.49       -1.49
1 Year              -2.26       -2.26

-----------------------------------------

*    Assumes reinvestment of distributions.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment+

                Pioneer Emerging        MSCI Emerging
                Markets Fund*           Markets Free Index

4/98            $10,000                 $10,000
11/98            $6,155                  $7,213
11/99            $9,730                 $10,495
11/00            $7,672                  $8,017
11/01            $7,094                  $7,426
11/02            $7,310                  $7,794
5/03             $8,131                  $8,276

+ Index comparison begins April 30, 1998. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or redemption of Fund shares.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03
--------------------------------------------------------------------------------

For the six months ended May 31, 2003, Pioneer Emerging Markets Fund's Class A shares delivered a total return at net asset value of 10.68%. Over the same time period, the MSCI Emerging Markets Free Index had a total return of 6.03%.

In the following discussion, Mark Madden, portfolio manager of Pioneer Emerging Markets Fund, addresses the factors impacting the Fund's performance and the outlook for the emerging markets.

Q: What factors influenced the performance of emerging markets in the six months ended May 31, 2003?

A: Emerging markets performance has improved in the last few months as the prospects for global growth are looking better following the swift completion of the war in Iraq. Many expect corporate earnings to strengthen due to corporate restructuring efforts and low interest rates, which reduce financing costs and help propel consumer spending.

     In the last six months several emerging market countries experienced sharp recoveries in their financial markets. Brazil was one of the strongest performing markets due in part to proposed economic policies by the new president, Luiz Inacio Lula da Silva. The Brazilian market had declined last year on fears that the president would implement populist policies that would lower economic growth prospects and increase financing costs. These fears have proved thus far to be unfounded. Russia also had strong performance in the last six months due to high oil prices (Russia is a major oil producer), prospects for reform in Russia's electric power industry, and due to merger and acquisition activity in the Russian market that highlighted the attractive valuations of Russian stocks.

     Pioneer Emerging Markets Fund's total return was higher than its benchmark, the MSCI Emerging Markets Free Index, over the last six months. The Fund's focus on Brazil and good stock selection in India contributed positively to performance. The Fund also benefited from its deemphasis on the technology sector, which was the worst performing sector during the last six months due to the disappointing earnings and high valuations of stocks in the sector.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Fund's underweight position in Israel detracted slightly from performance. The Israeli market rebounded after Israel escaped negative repercussions from the war in Iraq (as many had expected), and the prospects for a peaceful settlement of the Israeli/Palestinian conflict improved.

Q:   What is your investment strategy?

A: Our investment process is driven by rigorous research that focuses on companies that sell at a discount to our estimation of fair value, with strong long-term growth prospects and proven management ability. We look for companies that are well positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q:   Where are you finding attractive opportunities in emerging markets?

A: We are particularly optimistic about the prospects for India, Thailand and Indonesia. In India, we find many attractively valued stocks across a range of sectors and are optimistic about the economic growth prospects if the Indian government can continue to pursue economic reform measures. Thailand's economic growth may continue to accelerate as the financial restructuring that has been in progress the last few years begins to reap benefits. Indonesia's political situation has been stable, and Indonesian stocks are among the cheapest in emerging markets. Indonesian interest rates may continue to decline, which would be very positive to the stock market.

     As for sectors, we continue to maintain an underweight position in the technology sector. We believe earnings are likely to continue to be disappointing due to intense pressure on profit margins, and stock valuations are still high.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/03                              (continued)
--------------------------------------------------------------------------------

Q:   What is your outlook?

A: We believe emerging markets offer attractive potential due to the low relative valuations in emerging markets. Many companies in emerging markets are gaining global market share by delivering quality products and services at very competitive prices. Due to these trends, we expect earnings and cash flow growth to be strong. The primary risk relates to the health of the global economy, which has a direct impact on export growth and domestic confidence. Still, we believe there is significant value in emerging market stocks relative to their own history and relative to their developed market peers.


The preceding information is the opinion of Fund management. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                              Value
                PREFERRED STOCKS - 1.6%
                Banks - 0.5%
                Diversified Banks - 0.5%
 16,765,600     Banco Itau Holding Financeira                   $  1,127,099
                                                                ------------
                Total Banks                                     $  1,127,099
                                                                ------------
                Telecommunication Services - 1.1%
                Integrated Telecommunication Services - 0.8%
    133,194     Tele Norte Leste Participacoes (A.D.R.)         $  1,594,332
                                                                ------------
                Wireless Telecommunication Services - 0.3%
     33,700     Telemig Celular Participacoes (A.D.R.)          $    655,128
                                                                ------------
                Total Telecommunication Services                $  2,249,460
                                                                ------------
                TOTAL PREFERRED STOCKS
                (Cost $2,012,140)                               $  3,376,559
                                                                ------------
                COMMON STOCKS - 87.4%
                Energy - 7.7%
                Integrated Oil & Gas - 4.3%
    485,100     CNOOC Ltd.                                      $    678,014
    250,000     Gas Authority of India Ltd.*                         546,576
     45,000     Lukoil Holding (A.D.R.)                            3,325,781
    186,100     Petroleo Brasilerio SA Petrobras (A.D.R.)          3,293,970
131,971,300     Tupras-Turkiye Petrol Rafinerileri AS              1,006,639
                                                                ------------
                                                                $  8,850,980
                                                                ------------
                Oil & Gas Exploration & Production - 1.7%
  3,859,400     China Petroleum & Chemical                      $    826,450
     41,700     Mol Magyar Olaj                                    1,120,005
  1,249,300     PTT Public Co., Ltd.                               1,586,318
                                                                ------------
                                                                $  3,532,773
                                                                ------------
                Oil & Gas Refining, Marketing & Transportation - 1.7%
    142,600     Bharat Petroleum Corp., Ltd.                    $    811,413
    117,400     Hindustan Petroleum*                                 758,905
     57,300     Polski Koncern Nafto (G.D.R.)                        560,394
     69,600     S-Oil Corp.                                        1,208,933
                                                                ------------
                                                                $  3,339,645
                                                                ------------
                Total Energy                                    $ 15,723,398
                                                                ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
                 Materials - 17.1%
                 Aluminum - 0.2%
  1,057,000      Aluminum Corp. of China Ltd.            $    226,346
     11,749      Hindalco Industries Ltd.*                    170,950
                                                         ------------
                                                         $    397,296
                                                         ------------
                 Commodity Chemicals - 1.5%
     45,189      Daelim Industrial Co.                   $    844,724
     87,300      Reliance Industries Ltd. (144A)*           1,091,250
138,422,000      Ultrapar Participacoes SA                  1,065,500
                                                         ------------
                                                         $  3,001,474
                                                         ------------
                 Construction Materials - 0.8%
134,327,000      Akcansa Cimento AS*                     $    371,303
     28,700      Asia Cement Co., Ltd.*                       688,420
    142,700      Siam Cement Co. Ltd.                         458,117
     26,970      Suez Cement Co. (G.D.R.) (144A)              199,578
                                                         ------------
                                                         $  1,717,418
                                                         ------------
                 Diversified Chemicals - 0.5%
      3,300      Israel Chemicals Ltd.                   $      4,588
     11,497      LG Chemicals, Ltd.                           426,977
  1,368,274      Sinopac Holdings Co.*                        501,503
                                                         ------------
                                                         $    933,068
                                                         ------------
                 Diversified Metals & Mining - 1.6%
     16,200      Anglo American Platinum Corp., Ltd.     $    543,601
     49,200      Companhia Vale do Rio Doce (A.D.R.)        1,378,584
    235,700      KGHM Polska Miedz SA*                        857,664
  1,261,200      Yanzhou Coal Mining (Class H)                553,892
                                                         ------------
                                                         $  3,333,741
                                                         ------------
                 Paper Products - 0.5%
     48,900      Aracruz Cellulose SA (A.D.R.)           $    972,132
                                                         ------------
                 Precious Metals & Minerals - 8.5%
    503,778      Anglo American Plc                      $  7,873,422
     81,500      Anglogold Ltd. (A.D.R.)                    2,373,280
     32,220      Anglogold Ltd.                               914,409
     98,300      Compania de Minas Buenaventura SA          2,894,935
    138,400      Gold Fields Ltd.*                          1,569,885
    158,500      Gold Fields Ltd. (A.D.R.)*                 1,803,730
                                                         ------------
                                                         $ 17,429,661
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                           Value
              Specialty Chemicals - 0.9%
  685,277     Formosa Plastic Corp.                         $    899,859
  921,540     Nan Ya Plastics Corp.                              960,104
                                                            ------------
                                                            $  1,859,963
                                                            ------------
              Steel - 2.7%
  802,921     China Steel Corp., Ltd.                       $    468,081
  133,900     Pohang Iron & Steel Co., Ltd. (A.D.R.)*          3,074,344
  261,000     Remgro Ltd.                                      1,980,965
                                                            ------------
                                                            $  5,523,390
                                                            ------------
              Total Materials                               $ 35,168,143
                                                            ------------
              Capital Goods - 2.1%
              Building Products - 0.7%
   70,700     Daewoo Heavy Industries & Machinery Ltd.*     $    614,020
   18,500     Hanil Cement Co. Ltd.*                             742,142
                                                            ------------
                                                            $  1,356,162
                                                            ------------
              Metal Fabricators - 0.2%
   25,470     Korea Zinc Co.                                $    421,340
                                                            ------------
              Constuction & Engineering - 0.4%
6,265,500     Enka Insaat VE Sanayi AS                      $    225,804
   35,700     LG Construction Ltd.                               620,099
                                                            ------------
                                                            $    845,903
                                                            ------------
              Electrical Components & Equipment - 0.6%
  120,000     Bharat Heavy Electricals (Demat Shares)       $    654,998
  335,800     Techtronic Industries Co.                          523,164
                                                            ------------
                                                            $  1,178,162
                                                            ------------
              Industrial Conglomerates - 0.2%
  548,000     China Resources Enterprise Ltd.               $    456,746
                                                            ------------
              Total Capital Goods                           $  4,258,313
                                                            ------------
              Commercial Services & Supplies - 0.7%
              Data Process Services - 0.2%
1,151,000     Shinawatra Computer Co., Plc                  $    460,510
                                                            ------------
              Diversified Commercial Services - 0.5%
  201,816     Bidvest Group Ltd.                            $  1,052,286
                                                            ------------
              Total Commercial Services & Supplies          $  1,512,796
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
                Transportation - 1.2%
                Marine - 1.0%
   880,000      Evergreen Marine Corp.                   $    662,857
   323,050      Hyundai Merchant Marine Co.                   729,468
   159,300      Samsung Heavy Industries Co., Ltd.*           682,526
                                                         ------------
                                                         $  2,074,851
                                                         ------------
                Railroads - 0.2%
   194,200      Malaysia International Shipping Bhd.     $    390,955
                                                         ------------
                Total Transportation                     $  2,465,806
                                                         ------------
                Automobiles & Components - 3.1%
                Auto Parts & Equipment - 0.9%
   369,850      Cycle & Carriage                         $  1,119,465
    30,500      Hyundai Mobis                                 702,585
   200,000      Mirgor Sacifia (A.D.R.) (144A)*                     -
                                                         ------------
                                                         $  1,822,050
                                                         ------------
                Automobile Manufacturers - 2.2%
   121,000      Edaran Otomobile Nasional Bhd            $    283,395
    97,870      Hyundai Heavy Industries                    1,898,306
83,669,800      Koc Holdings AS                               913,400
   937,461      PT Astra International*                       406,120
   514,900      Sime Darby Bhd                                691,050
   109,740      Tata Engineering & Locomotive Co.*            400,381
                                                         ------------
                                                         $  4,592,652
                                                         ------------
                Total Automobiles & Components           $  6,414,702
                                                         ------------
                Consumer Durables & Apparel - 0.8%
                Homebuilding - 0.2%
 4,590,600      Ayala Land, Inc.                         $    431,650
                                                         ------------
                Leisure Products - 0.6%
    36,099      Bajaj Auto Ltd. (Demat Shares)           $    395,461
   770,500      Berjaya Sports Toto Bhd                       705,616
                                                         ------------
                                                         $  1,101,077
                                                         ------------
                Total Consumer Durables & Apparel        $  1,532,727
                                                         ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                       Value
               Hotels, Restaurants & Leisure - 0.3%
               Hotels, Resorts & Cruise Lines - 0.1%
    47,371     Indian Hotels Co., Ltd.                  $    191,972
                                                        ------------
               Restaurants - 0.2%
   487,000     Kentucky Fried Chicken Bhd               $    445,989
                                                        ------------
               Total Hotels, Restaurants & Leisure      $    637,961
                                                        ------------
               Media - 1.0%
               Advertising - 0.2%
     4,900     Cheil Communications, Inc.               $    502,564
                                                        ------------
               Broadcasting & Cable TV - 0.2%
    58,600     BEC World Public Co., Ltd.               $    311,672
                                                        ------------
               Media - 0.2%
   258,745     Balaji Telefilms Ltd.                    $    298,806
                                                        ------------
               Movies & Entertainment - 0.4%
   338,100     Tanjong Plc                              $    880,839
                                                        ------------
               Total Media                              $  1,993,881
                                                        ------------
               Retailing - 0.5%
               General Merchandise Stores - 0.5%
 2,255,200     Global Green Technology Group            $    335,447
    11,800     LG Home Shopping                              755,434
                                                        ------------
               Total Retailing                          $  1,090,881
                                                        ------------
               Food & Drug Retailing - 3.1%
               Food Distributors - 0.6%
    78,000     Compania Cervecerias Unidas SA           $  1,297,920
                                                        ------------
               Food Retail - 2.5%
   110,000     Brasil Distributor Pao Acu (A.D.R.)*     $  1,666,500
    21,800     CJ Corp.                                      934,028
    47,700     Distribucion y Servicio D&A SA                547,119
52,635,000     Migros Turk T.A.S.                            511,985
       161     President Chain Store Corp.                       215
 6,279,000     PT Indofood Sukses Makmur Tbk                 661,146
   151,750     Tata Tea Ltd. (Demat Shares)*                 732,770
                                                        ------------
                                                        $  5,053,763
                                                        ------------
               Total Food & Drug Retailing              $  6,351,683
                                                        ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
                Food, Beverage & Tobacco - 4.3%
                Agricultural Products - 0.2%
    294,000     IOI Corp. Bhd.                              $    394,579
                                                            ------------
                Distillers & Vintners - 1.6%
 17,413,000     Andalou Efes Biracilik VE                   $    365,563
     80,700     Companhia de Bebidas PR (A.D.R.)               1,614,000
    590,500     Grupo Modelo SA de CV                          1,331,042
                                                            ------------
                                                            $  3,310,605
                                                            ------------
                Soft Drinks - 1.6%
    111,300     Embotelladora Andina SA (A.D.R.)            $    895,965
     19,800     Fomento Economico Mexicano, SA de CV             790,020
    157,000     Fraser & Neave Ltd.                              787,489
  1,536,000     Sermsuk Public Co., Ltd.                         831,663
                                                            ------------
                                                            $  3,305,137
                                                            ------------
                Tobacco - 0.9%
     76,000     British American Tabacco (Malaysia) Bhd     $    785,000
    446,000     PT Gudang Garam Public Co., Ltd.*                536,703
  1,199,000     PT Hanjaya Mandala Sampoerna Tbk                 555,493
                                                            ------------
                                                            $  1,877,196
                                                            ------------
                Total Food, Beverage & Tobacco              $  8,887,517
                                                            ------------
                Household & Personal Products - 0.6%
                Household Products - 0.6%
133,917,080     Arcelik AS                                  $    515,426
     28,800     LG Household & Health Care Ltd.                  753,945
                                                            ------------
                Total Household & Personal Products         $  1,269,371
                                                            ------------
                Health Care Equipment & Supplies - 1.2%
                Health Care Distributors - 1.2%
     49,400     Teva Pharmaceutical Industries Ltd.         $  2,504,037
                                                            ------------
                Total Health Care Equipment & Supplies      $  2,504,037
                                                            ------------
                Pharmaceuticals & Biotechnology - 1.1%
                Biotechnology - 0.3%
     30,700     Dr. Reddy's Laboratories (A.D.R.)           $    592,510
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                     Value
                 Pharmaceuticals - 0.8%
     11,800      Gideon Richter Sons (G.D.R.)                          $    882,050
     45,340      Ranbaxy Laboratories Ltd.                                  655,849
          2      Sun Pharmaceutical Industries Ltd. (Demat Shares)               13
                                                                       ------------
                                                                       $  1,537,912
                                                                       ------------
                 Total Pharmaceuticals & Biotechnology                 $  2,130,422
                                                                       ------------
                 Banks - 12.5%
                 Diversified Banks - 12.5%
     47,968      Banco Bradesco SA*                                    $    959,840
     28,052      Banco Santiago                                             612,375
    132,820      Bangkok Bank Ltd. (Foreign Shares)*                        216,381
    716,300      Bank of Baroda                                           1,778,563
     29,239      Bank Zachodni                                              488,946
  1,234,660      Canara Bank Ltd.*                                        3,035,447
  1,585,885      Chinatrust Financial Holding Co., Ltd.*                  1,222,024
    817,000      Commerce Asset Holdings Bhd                                709,500
     62,200      Commercial International Bank                              379,967
    108,193      Development Bank of Singapore Ltd.                         611,295
  1,015,500      Kasikornbank*                                              954,920
     19,000      Kookmin Bank (A.D.R.)*                                     543,210
     18,231      Kookmin Bank*                                              515,716
    492,100      Malayan Banking Bhd                                      1,113,700
    128,800      MISR International (144A)                                  138,460
  2,721,100      National Finance Public Co., Ltd.*                         899,645
    829,000      Oriental Bank of Commerce                                2,379,276
    105,000      Overseas-Chinese Banking Corp., Ltd.                       556,933
  1,709,500      PT Bank Central Asia Tbk                                   545,147
 11,383,385      PT Lippo Bank*                                             719,167
    543,875      Public Bank Bhd (Foreign Shares)                           400,750
    886,900      Punjab National Bank Ltd.*                               3,383,876
    457,000      Siam Commercial Bank Plc (Foreign Shares)*                 394,154
    217,000      Standard Bank Group Ltd.                                   870,705
    145,100      State Bank of India                                      1,087,170
     37,000      State Bank of India (G.D.R.) (144A)                        666,000
123,821,695      Turkiye Is Bankasi (Isbank)*                               409,417
                                                                       ------------
                 Total Banks                                           $ 25,592,584
                                                                       ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
                Diversified Financials - 3.9%
                Diversified Financial Services - 3.9%
 33,225,000     Alarko Holding AS                           $    523,137
  3,098,294     China Development Financial*                   1,126,652
  1,136,000     Fubon Group*                                     888,473
    749,200     Grupo Financiero Bancomer (B Shares)*            651,589
204,526,413     Haci Omer Sabanci Holding AS                     490,205
  1,286,300     Kiatnakin Finance Plc                            878,283
    625,600     Old Mutual Plc                                   892,879
    632,400     RMB Holdings Ltd.                                812,720
     25,400     Samsung Securities Co., Ltd.                     571,447
    888,400     Sanlam Ltd.                                      730,874
  5,211,700     SM Prime Holdings                                470,450
                                                            ------------
                Total Diversified Financials                $  8,036,709
                                                            ------------
                Insurance - 1.3%
                Multi-Line Insurance - 0.4%
     14,100     Samsung Fire & Marine Insurance             $    758,065
                                                            ------------
                Property & Casualty Insurance - 0.9%
  1,657,820     Cathay Financial Holdings Co.               $  1,937,712
                                                            ------------
                Total Insurance                             $  2,695,777
                                                            ------------
                Software & Services - 1.0%
                Application Software - 1.0%
     22,700     Check Point Software Technologies Ltd.*     $    426,760
     15,350     Infosys Technologies Ltd.                        872,423
     90,200     Satyam Computer Services Ltd.                    753,170
                                                            ------------
                Total Software & Services                   $  2,052,353
                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                          Value
              Technology Hardware & Development - 6.1%
              Semiconductors - 1.4%
  263,150     Hon Hai Precision Industry                   $    880,964
1,350,000     Taiwan Semiconductor Manufacturing Co.          2,084,416
                                                           ------------
                                                           $  2,965,380
                                                           ------------
              Communications Equipment - 1.1%
  100,800     Empresa Nacional De Telecom                  $    529,147
   69,100     Matav Rt (A.D.R.)                               1,494,633
    9,100     Samsung Electro Mechanics Co., Ltd.               268,333
                                                           ------------
                                                           $  2,292,113
                                                           ------------
              Computer Hardware - 0.3%
  516,600     Compal Electronics                           $    593,382
                                                           ------------
              Computer Storage & Peripherals - 0.4%
  454,000     Quanta Computer, Inc.                        $    910,620
                                                           ------------
              Electronic Equipment & Instruments - 2.6%
  346,000     Asustek Computer, Inc.                       $    808,831
   30,500     Elbit Systems Ltd.                                565,586
  269,850     Elec & Eltek International Co., Ltd.              507,318
   21,110     LG Electronics Inc.                               708,032
  820,000     Phoenixtec Power Co., Ltd.                        712,323
   10,050     Samsung Display Devices*                          642,568
1,838,000     Varitronix International Ltd.*                  1,284,466
                                                           ------------
                                                           $  5,229,124
                                                           ------------
              Office Electronics - 0.3%
   75,800     Baiksan OPC Co.                              $    573,672
                                                           ------------
              Total Technology Hardware & Development      $ 12,564,291
                                                           ------------
              Semiconductors - 2.2%
   13,970     Samsung Electronics Co.                      $  3,743,821
1,226,000     United Microelectronics Corp., Ltd.               771,336
                                                           ------------
              Total Semiconductors                         $  4,515,157
                                                           ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
               Telecommunication Services - 11.6%
               Alternate Carriers - 0.3%
1,510,000      Singapore Post Ltd.*                                $    557,163
                                                                   ------------
               Integrated Telecommunication Services - 7.7%
  263,400      Asia Satellite Telecommunications Holdings Ltd.     $    432,321
   25,700      Brasil Telecom Participacoes SA                          958,096
   46,900      Compania de Telephonos de Chile SA (A.D.R.)*             548,730
   89,400      KT Corp.                                               1,715,586
  193,000      Mahanagar Telephone Nigam Ltd.                           781,650
  126,400      PT Indosat Indonesian Satellite Corp.                  1,423,264
   37,300      TelecomAsia Corp. Public Co., Ltd.*                      869,090
  254,600      Telefonos de Mexico SA (A.D.R.)                        7,714,380
   65,876      Telekomunik Indonesia SP (A.D.R.)                        747,693
  194,600      Telekomunikacja Polska SA                                700,300
                                                                   ------------
                                                                   $ 15,891,110
                                                                   ------------
               Wireless Telecommunication Services - 3.6%
  401,100      Advanced Service Co., Ltd.                          $    494,889
   75,200      Alumax, Inc.                                           1,373,152
  166,000      China Mobile Ltd.                                        378,886
   69,600      Mobinil-Egyptian Mobile Services*                        582,543
  180,300      SK Telecom Co., Ltd.*                                  3,236,385
1,294,900      United Communication Industry Public Co., Ltd.*          462,243
  358,900      Venfin Ltd.*                                             755,602
                                                                   ------------
                                                                   $  7,283,700
                                                                   ------------
               Total Telecommunication Services                    $ 23,731,973
                                                                   ------------
               Utilities - 4.0%
               Electric Utilities - 3.2%
1,201,300      Empresa Nacional de Electricid SA*                  $    363,007
5,726,000      Enersis SA*                                              502,584
  822,000      Hong Kong Electric Holdings Ltd.                       3,278,029
   56,700      Korea Electric Power Corp.*                              935,620
   66,040      Unified Energy System (G.D.R.) (144A)*                 1,499,662
                                                                   ------------
                                                                   $  6,578,902
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                        Value
               Gas Utilities - 0.6%
    30,200     Gazprom (A.D.R.) (144A)*                                  $    547,284
 2,352,000     PetroChina Co., Ltd.                                           582,063
                                                                         ------------
                                                                         $  1,129,347
                                                                         ------------
               Water Utilities - 0.2%
    51,200     Cia Saneamento Basic de Estado de Sao Paulo*              $    468,480
                                                                         ------------
               Total Utilities                                           $  8,176,729
                                                                         ------------
               TOTAL COMMON STOCKS
               (Cost $158,135,247)                                       $179,307,211
                                                                         ============
               RIGHTS/WARRANTS - 0.0%
               Telecommunication Services - 0.0%
               Integrated Telecommunication Services - 0.0%
   526,420     TelecomAsia Public Co., Ltd. (Foreign Shares) (144A)*     $          -
                                                                         ------------
               Total Telecommunication Services                          $          -
                                                                         ------------
               Utilities - 0.0%
               Electric Utilities - 0.0%
16,839,547     Enerisis SA/Chile Rights, Exp. 5/27/03                    $     68,158
                                                                         ------------
               Total Utilities                                           $     68,158
                                                                         ------------
               TOTAL RIGHTS/WARRANTS - 0.0%
               (Cost $173,308)                                           $     68,158
                                                                         ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                Value
                TEMPORARY CASH INVESTMENTS - 11.0%
                Repurchase Agreement - 4.4%
$9,000,000      Credit Suisse First Boston Group, Inc., 1.21%,
                dated 5/31/03, repurchase price of
                $9,000,000 plus accrued interest on 6/2/03,
                collateralized by $11,133,000 U.S. Treasury
                Bills, 11.875%, 11/15/03                          $  9,000,000
                                                                  ------------
                Total Repurchase Agreement                        $  9,000,000
                                                                  ------------
                Security Lending Collateral - 6.6%
13,520,093      Security Lending Investment Fund, 1.24%           $ 13,520,093
                                                                  ------------
                Total Security Lending Collateral                 $ 13,520,093
                                                                  ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $22,520,093)                                $ 22,520,093
                                                                  ============
                TOTAL INVESTMENT IN SECURITIES - 100.0%
                (Cost $182,840,788) (a)(b)(c)(d)                  $205,272,021
                                                                  ============

*Non-Income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2003, the value of these securities amounted to $4,142,234 or 2.2% of net assets.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:

     South Korea                               16.3%
     India                                     12.1
     South Africa                              11.7
     Brazil                                     8.6
     Taiwan                                     8.4
     Mexico                                     6.5
     Thailand                                   4.3
     Malaysia                                   3.7
     Hong Kong                                  3.3
     Indonesia                                  3.1
     Russia                                     3.0
     Turkey                                     2.9
     Chile                                      2.9
     Singapore                                  2.3
     Hungary                                    1.9
     People's Republic of China                 1.9
     Israel                                     1.9
     Peru                                       1.6
     Poland                                     1.4
     Other (individually less than 1%)          2.2
                                              -----
                                              100.0%
                                              =====

(b) At May 31, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $190,910,192 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                     $20,358,558

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                      (5,996,729)
                                                                                   -----------
     Net unrealized gain                                                           $14,361,829
                                                                                   ===========

(c) At November 30, 2002, the Fund had a capital loss carryforward of $102,854,065 which will expire between 2005 and 2010 if not utilized. This amount includes a net capital loss carryforward of $11,360,631, which may be limited from the merger with Pioneer Indo-Asia Fund.

(d) The Fund has elected to defer approximately $458,734 of capital losses recognized between November 1, 2002 and November 30, 2002 to its fiscal year ending November 30, 2003.

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2003 aggregated $99,546,672 and $126,871,612, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
BALANCE SHEET 5/31/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $12,910,723) (cost $182,840,788)                                    $205,272,021
  Cash                                                                       206,791
  Foreign currencies, at value (cost $1,276,782)                           1,274,000
  Receivables -
    Investment securities sold                                               765,771
    Fund shares sold                                                       1,332,946
    Dividends, interest and foreign taxes withheld                           778,788
  Other                                                                       56,579
                                                                        ------------
      Total assets                                                      $209,686,896
                                                                        ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                     $  2,167,473
    Fund shares repurchased                                                  998,641
    Upon return of securities loaned                                      13,520,093
  Due to affiliates                                                          352,148
  Accrued expenses                                                           196,971
                                                                        ------------
      Total liabilities                                                 $ 17,235,326
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $284,560,634
  Accumulated undistributed net investment income                            870,355
  Accumulated net realized loss on investments and foreign
    currency transactions                                               (115,417,358)
  Net unrealized gain on investments                                      22,431,233
  Net unrealized gain on other assets and liabilities denominated
    in foreign currencies                                                      6,706
                                                                        ------------
  Total net assets                                                      $192,451,570
                                                                        ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $100,933,462/9,023,637 shares)                      $      11.19
                                                                        ============
  Class B (based on $29,048,215/2,784,008 shares)                       $      10.43
                                                                        ============
  Class C (based on $16,944,030/1,631,226 shares)                       $      10.39
                                                                        ============
  Class R (based on $584.86/52.247 shares)                              $      11.19
                                                                        ============
  Class Y (based on $45,525,278/3,895,402 shares)                       $      11.69
                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A ($11.19 \d 94.25%)                                            $      11.87
                                                                        ============
  Class C ($10.39 \d 99.00%)                                            $      10.49
                                                                        ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $430,579)      $ 3,534,148
  Interest                                                        99,985
  Income from securities loaned, net                              18,033
                                                             -----------
    Total investment income                                                     $ 3,652,166
                                                                                -----------
EXPENSES:
  Management fees                                            $ 1,183,159
  Transfer agent fees
    Class A                                                      383,435
    Class B                                                      114,796
    Class C                                                       79,145
    Class Y                                                          386
  Distribution fees
    Class A                                                      118,120
    Class B                                                      139,009
    Class C                                                      128,045
  Administrative fees                                             69,845
  Custodian fees                                                 161,322
  Registration fees                                               12,548
  Professional fees                                               36,919
  Printing                                                        36,018
  Fees and expenses of nonaffiliated trustees                      6,241
  Miscellaneous                                                   10,045
                                                             -----------
    Total expenses                                                              $ 2,479,033
    Less fees paid indirectly                                                        (4,234)
                                                                                -----------
    Net expenses                                                                $ 2,474,799
                                                                                -----------
      Net investment income                                                     $ 1,177,367
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
    Investments                                              $(4,053,872)
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies         (328,814)       $(4,382,686)
                                                             -----------        -----------
  Change in net unrealized gain from:
    Investments                                              $22,041,416
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies              807        $22,042,223
                                                             -----------        -----------
    Net gain on investments and foreign currency
      transactions                                                              $17,659,537
                                                                                -----------
    Net increase in net assets resulting from operations                        $18,836,904
                                                                                ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03 and the Year Ended 11/30/02

                                                             Six Months
                                                               Ended
                                                              5/31/03           Year Ended
                                                            (unaudited)          11/30/02
FROM OPERATIONS:
Net investment income (loss)                               $  1,177,367        $    (59,802)
Net realized loss on investments and foreign currency
  transactions                                               (4,382,686)         (6,850,042)
Change in net unrealized gain on investments and
  foreign currency transactions                              22,042,223          11,816,839
                                                           ------------        ------------
  Net increase in net assets resulting from operations     $ 18,836,904        $  4,906,995
                                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 77,080,051        $114,568,023
Cost of shares repurchased                                  (99,059,928)       (101,995,702)
                                                           ------------        ------------
  Net increase (decrease) in net assets resulting
    from fund share transactions                           $(21,979,877)       $ 12,572,321
                                                           ------------        ------------
  Net increase (decrease) in net assets                    $ (3,142,973)       $ 17,479,316
NET ASSETS:
Beginning of period                                         195,594,543         178,115,227
                                                           ------------        ------------
End of period (including accumulated undistributed
  net investment income (loss) of $870,355 and
  ($307,012), respectively)                                $192,451,570        $195,594,543
                                                           ============        ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/03 and the Year Ended 11/30/02

                                 '03 Shares     '03 Amount
                                (unaudited)     (unaudited)      '02 Shares     '02 Amount
CLASS A
Shares sold                       6,314,069     $ 62,861,749      7,039,890     $71,150,944
Less shares repurchased          (6,686,979)     (67,074,972)    (5,990,249)    (62,097,443)
                                 ----------     ------------     ----------     -----------
  Net increase (decrease)          (372,910)    $ (4,213,223)     1,049,641     $ 9,053,501
                                 ==========     ============     ==========     ===========
CLASS B
Shares sold                         200,674     $  1,891,448      1,068,819     $10,821,885
Less shares repurchased            (550,725)      (5,166,304)    (1,751,093)    (17,570,205)
                                 ----------     ------------     ----------     -----------
  Net decrease                     (350,051)    $ (3,274,856)      (682,274)    $(6,748,320)
                                 ==========     ============     ==========     ===========
CLASS C
Shares sold                         715,953     $  6,763,458      2,410,668     $24,425,468
Less shares repurchased          (2,189,680)     (20,387,442)    (1,013,787)    (10,077,921)
                                 ----------     ------------     ----------     -----------
  Net increase (decrease)        (1,473,727)    $(13,623,984)     1,396,881     $14,347,547
                                 ==========     ============     ==========     ===========
CLASS R (a)
Shares sold                              52     $        500
Less shares repurchased                   -                -
                                 ----------     ------------
  Net increase                           52     $        500
                                 ==========     ============
CLASS Y
Shares sold                         566,322     $  5,562,896        712,741     $ 8,169,726
Less shares repurchased            (638,137)      (6,431,210)    (1,045,883)    (12,250,133)
                                 ----------     ------------     ----------     -----------
  Net decrease                      (71,815)    $   (868,314)      (333,142)    $(4,080,407)
                                 ==========     ============     ==========     ===========

(a)  Class R shares were first publicly offered on April 1, 2003


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended
                                                                  5/31/03     Year Ended
CLASS A                                                         (unaudited)    11/30/02
Net asset value, beginning of period                             $  10.11       $  9.91
                                                                 --------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $   0.07       $ (0.01)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions              1.01           0.21
                                                                 --------       -------
      Net increase (decrease) from investment operations         $   1.08       $  0.20
Distributions to shareowners:
 Net realized gain                                                     -              -
                                                                 --------       -------
Net increase (decrease) in net asset value                       $   1.08       $  0.20
                                                                 --------       -------
Net asset value, end of period                                   $  11.19       $ 10.11
                                                                 ========       =======
Total return*                                                       10.68%         2.02%
Ratio of net expenses to average net assets+                         2.68%**       2.58%
Ratio of net investment income (loss) to average net assets+         1.23%**      (0.09)%
Portfolio turnover rate                                               111%**        101%
Net assets, end of period (in thousands)                         $100,933       $94,999
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      2.68%**        2.58%
  Net investment income (loss)                                      1.23%**       (0.09)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     2.67%**         2.57%
  Net investment income (loss)                                     1.24%**        (0.08)%

                                                                Year Ended    Year Ended   Year Ended    Year Ended
CLASS A                                                          11/30/01      11/30/00     11/30/99      11/30/98
Net asset value, beginning of period                              $ 10.82       $ 13.80      $  8.79       $ 14.42
                                                                  -------       -------      -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $  0.00(a)    $ (0.17)     $ (0.09)      $  0.00(a)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions             (0.91)        (2.81)        5.10         (4.23)
                                                                  -------       -------      -------       -------
      Net increase (decrease) from investment operations          $ (0.91)      $ (2.98)     $  5.01       $ (4.23)
Distributions to shareowners:
 Net realized gain                                                      -             -            -         (1.40)
                                                                  -------       -------      -------       -------
Net increase (decrease) in net asset value                        $ (0.91)      $ (2.98)     $  5.01       $ (5.63)
                                                                  -------       -------      -------       -------
Net asset value, end of period                                    $  9.91       $ 10.82      $ 13.80       $  8.79
                                                                  =======       =======      =======       =======
Total return*                                                       (8.41)%      (21.59)%      57.00%       (32.19)%
Ratio of net expenses to average net assets+                         2.76%         2.19%        2.44%         2.26%
Ratio of net investment income (loss) to average net assets+        (0.04)%       (1.13)%      (0.73)%        0.07%
Portfolio turnover rate                                               177%          139%         180%          195%
Net assets, end of period (in thousands)                          $82,739       $88,175      $91,092       $76,257
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.76%         2.19%        2.44%         2.27%
  Net investment income (loss)                                      (0.04)%       (1.13)%      (0.73)%        0.06%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.74%         2.16%        2.40%         2.25%
  Net investment income (loss)                                      (0.02)%       (1.10)%      (0.69)%        0.08%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended
                                                                 5/31/03(a)   Year Ended
CLASS B                                                         (unaudited)    11/30/02
Net asset value, beginning of period                              $  9.47       $  9.34
                                                                  -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                             $  0.02       $ (0.58)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions              0.94          0.71
                                                                  -------       -------
      Net increase (decrease) from investment operations          $  0.96       $  0.13
Distributions to shareowners:
  Net realized gain                                                     -             -
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  0.96       $  0.13
                                                                  -------       -------
Net asset value, end of period                                    $ 10.43       $  9.47
                                                                  =======       =======
Total return*                                                       10.14%         1.39%
Ratio of net expenses to average net assets+                         3.45%**       3.21%
Ratio of net investment loss to average net assets+                  0.42%**      (0.66)%
Portfolio turnover rate                                               111%**        101%
Net assets, end of period (in thousands)                          $29,048       $29,674
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.45%**       3.21%
  Net investment income (loss)                                       0.42%**      (0.66)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       3.44%**       3.21%
  Net investment income (loss)                                       0.43%**      (0.66)%

                                                                Year Ended    Year Ended   Year Ended    Year Ended
CLASS B                                                          11/30/01       11/30/00    11/30/99      11/30/98
Net asset value, beginning of period                              $ 10.28       $ 13.23      $  8.49       $ 14.09
                                                                  -------       -------      -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.10)      $ (0.34)     $ (0.17)      $ (0.12)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions             (0.84)        (2.61)        4.91         (4.08)
                                                                  -------       -------      -------       -------
      Net increase (decrease) from investment operations          $ (0.94)      $ (2.95)     $  4.74       $ (4.20)
Distributions to shareowners:
  Net realized gain                                                     -             -            -         (1.40)
                                                                  -------       -------      -------       -------
Net increase (decrease) in net asset value                        $ (0.94)      $ (2.95)     $  4.74       $ (5.60)
                                                                  -------       -------      -------       -------
Net asset value, end of period                                    $  9.34       $ 10.28      $ 13.23       $  8.49
                                                                  =======       =======      =======       ========
Total return*                                                       (9.14)%      (22.30)%      55.83%       (32.79)%
Ratio of net expenses to average net assets+                         3.59%         3.05%        3.20%         3.09%
Ratio of net investment loss to average net assets+                 (0.87)%       (1.97)%      (1.53)%       (0.84)%
Portfolio turnover rate                                               177%          139%         180%          195%
Net assets, end of period (in thousands)                          $35,651       $40,763      $51,093       $35,954
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.59%         3.05%        3.20%         3.10%
  Net investment income (loss)                                      (0.87)%       (1.97)%      (1.53)%       (0.85)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       3.58%         3.03%        3.18%         3.08%
  Net investment income (loss)                                      (0.86)%       (1.95)%      (1.51)%       (0.83)%

(a) The per share data presented above is based on the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                  Ended
                                                                  5/31/03(a)  Year Ended
CLASS C                                                         (unaudited)    11/30/02
Net asset value, beginning of period                              $  9.42       $  9.29
                                                                  -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                             $  0.02       $ (0.18)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions              0.95          0.31
                                                                  -------       -------
      Net increase (decrease) from investment operations          $  0.97       $  0.13
Distributions to shareowners:
  Net realized gain                                                     -             -
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  0.97       $  0.13
                                                                  -------       -------
Net asset value, end of period                                    $ 10.39       $  9.42
                                                                  =======       =======
Total return*                                                       10.30%         1.40%
Ratio of net expenses to average net assets+                         3.24%**       3.16%
Ratio of net investment loss to average net assets+                  0.46%**      (0.63)%
Portfolio turnover rate                                               111%**        101%
Net assets, end of period (in thousands)                          $16,944       $29,239
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.24%**       3.16%
  Net investment income (loss)                                       0.46%**      (0.63)%
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                       3.24%**       3.15%
  Net investment income (loss)                                       0.47%**      (0.62)%

                                                                Year Ended    Year Ended   Year Ended    Year Ended
CLASS C                                                          11/30/01      11/30/00     11/30/99      11/30/98
Net asset value, beginning of period                              $ 10.23       $ 13.12      $  8.47       $ 14.08
                                                                  -------       -------      -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.01)      $ (0.14)     $ (0.29)      $ (0.08)
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions             (0.93)        (2.75)        4.94         (4.13)
                                                                  -------       -------      -------       -------
      Net increase (decrease) from investment operations          $ (0.94)      $ (2.89)     $  4.65       $ (4.21)
Distributions to shareowners:
 Net realized gain                                                      -             -            -         (1.40)
                                                                  -------       -------      -------       -------
Net increase (decrease) in net asset value                        $ (0.94)      $ (2.89)     $  4.65       $ (5.61)
                                                                  -------       -------      -------       -------
Net asset value, end of period                                    $  9.29       $ 10.23      $ 13.12       $  8.47
                                                                  =======       =======      =======       =======
Total return*                                                       (9.19)%      (22.03)%      54.90%       (32.90)%
Ratio of net expenses to average net assets+                         3.57%         2.85%        3.82%         3.32%
Ratio of net investment loss to average net assets+                 (0.81)%       (1.81)%      (2.09)%       (1.08)%
Portfolio turnover rate                                               177%          139%         180%          195%
Net assets, end of period (in thousands)                          $15,864       $12,861      $11,656       $12,162
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       3.57%         2.85%        3.82%         3.33%
  Net investment income (loss)                                      (0.81)%       (1.81)%      (2.09)%       (1.09)%
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                       3.55%         2.82%        3.80%         3.31%
  Net investment income (loss)                                      (0.79)%       (1.78)%      (2.07)%       (1.07)%

(a) The per share data presented above is based on the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 4/1/03 to
                                                                  5/31/03
                                                                (unaudited)
CLASS R (a)
Net asset value, beginning of period                             $ 9.57
                                                                 ------
Increase from investment operations:
  Net investment income                                          $ 0.06
  Net realized and unrealized gain on investments, futures
    contracts and foreign currency transactions                    1.56
                                                                 ------
      Net increase from investment operations                    $ 1.62
Net increase in net asset value                                  $ 1.62
                                                                 ------
Net asset value, end of period                                   $11.19
                                                                 ======
Total return*                                                     16.93%
Ratio of net expenses to average net assets+                       2.14%**
Ratio of net investment income to average net assets+              2.96%**
Portfolio turnover rate                                             111%**
Net assets, end of period (in thousands)                         $    1
Ratios with reduction for fees paid indirectly:
  Net expenses                                                     2.14%**
  Net investment income                                            2.96%**

(a)  Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                  Ended
                                                                  5/31/03     Year Ended
CLASS Y                                                         (unaudited)    11/30/02
Net asset value, beginning of period                              $ 10.51       $ 10.20
                                                                  -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $  0.13       $  0.13
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions              1.05          0.18
                                                                  -------       -------
      Net increase (decrease) from investment operations          $  1.18       $  0.31
Distributions to shareowners:
  Net realized gain                                                     -             -
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  1.18       $  0.31
                                                                  -------       -------
Net asset value, end of period                                    $ 11.69       $ 10.51
                                                                  =======       =======
Total return*                                                       11.23%         3.04%
Ratio of net expenses to average net assets+                         1.61%**       1.58%
Ratio of net investment income (loss) to average net assets+         2.32%**       0.93%
Portfolio turnover rate                                               111%**        101%
Net assets, end of period (in thousands)                          $45,525       $41,683
Ratios with reduction for fees paid indirectly:
  Net expenses                                                       1.61%**       1.58%
  Net investment income (loss)                                       2.32%**       0.93%

                                                                Year Ended    Year Ended   Year Ended     4/9/98 to
CLASS Y                                                          11/30/01      11/30/00     11/30/99       11/30/98
Net asset value, beginning of period                              $ 11.03       $ 13.99      $  8.85       $ 14.55
                                                                  -------       -------      -------       -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $  0.10       $ (0.10)     $  0.01       $     -
  Net realized and unrealized gain (loss) on investments,
    futures contracts and foreign currency transactions             (0.93)        (2.86)        5.13        (5.55)
                                                                  -------       -------      -------       -------
      Net increase (decrease) from investment operations          $ (0.83)      $ (2.96)     $  5.14       $ (5.55)
Distributions to shareowners:
  Net realized gain                                                     -             -            -         (0.15)
                                                                  -------       -------      -------       -------
Net increase (decrease) in net asset value                        $ (0.83)      $ (2.96)     $  5.14       $ (5.70)
                                                                  -------       -------      -------       -------
Net asset value, end of period                                    $ 10.20       $ 11.03      $ 13.99       $  8.85
                                                                  =======       =======      =======       =======
Total return*                                                       (7.52)%      (21.16)%      58.08%       (38.32)%
Ratio of net expenses to average net assets+                         1.80%         1.62%        1.68%         1.75%**
Ratio of net investment income (loss) to average net assets+         0.96%        (0.62)%      (0.71)%        0.06%**
Portfolio turnover rate                                               177%          139%         180%          195%
Net assets, end of period (in thousands)                          $43,861       $47,378      $27,225       $ 1,241
Ratios with reduction for fees paid indirectly:
  Net expenses                                                       1.80%         1.60%        1.61%         1.75%**
  Net investment income (loss)                                       0.96%        (0.60)%      (0.64)%        0.06%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income including interest on income bearing cash accounts is recorded on the accrual basis. Dividends and interest income are recorded net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At May 31, 2003, the Fund had no open futures contracts.

E.   Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2003, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2003, the Fund had no reserve related to capital gains. Any estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2003, the fund had no reserve related to taxes on the repatriation of foreign currencies.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $6,274 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2003.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral is adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2003, $210,332, was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $81,277 in transfer agent fees owed to PIMSS at May 31, 2003.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R
Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $60,539 in distribution fees payable to PFD at May 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2003, CDSCs in the amount of $32,807 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended May 31, 2003, the Fund's expenses were reduced by $4,234 under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2003, The Fund may enter into contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2003, the Fund had no outstanding portfolio or settlement hedges.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2003, there was no borrowing under such agreement.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Marguerite A. Piret                      Joseph P. Barri, Secretary
Osbert M. Hood*
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity Income Fund
Pioneer Core Equity Fund*
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Real Estate Shares
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**

*    Name change effective May 1, 2002

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus.

[LOGO]
Pioneer Investment Management, Inc.                                13605-00-0703
60 State Street                 (Copyright) 2003 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109    Underwriter of Pioneer mutual funds, Member SIPC
www.pioneerfunds.com

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 5, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 5, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 5, 2003

* Print the name and title of each signing officer under his or her signature.